COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands			1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 16, 2016	Apr. 01, 2012	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Minimum
Operating Leased Assets [Line Items]
Amount of required payments			$ 4,000	$ 4,000
Maximum
Operating Leased Assets [Line Items]
Amount of required payments			$ 10,000	$ 10,000
Office and manufacturing facilities in Somerset, New Jersey
Operating Leased Assets [Line Items]
Base rent		$ 315
Annual escalation (in percent)		3.00%
Additional office and manufacturing space in Somerset, New Jersey
Operating Leased Assets [Line Items]
Base rent					$ 89
Annual escalation (in percent)					3.00%
New facility
Operating Leased Assets [Line Items]
Base rent	$ 801
Annual escalation (in percent)	3.00%